Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
9.	FAIR VALUE MEASUREMENTS

The Company follows the accounting standards for fair value, whereas fair value is a market-based measurement, not an entity-specific measurement. The Company’s fair value measurements are based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—observable inputs, such as quoted prices in active markets

•	Level 2—observable inputs other than those included in Level 1—such as quoted prices for similar assets and liabilities in active or inactive markets that are observable either directly or indirectly, or other inputs that are observable or can be corroborated by observable market data

•	Level 3—unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions

Any transfers of assets or liabilities between Level 1, Level 2, and Level 3 of the fair value hierarchy will be recognized at the end of the reporting period in which the transfer occurs. There were no transfers between fair value levels in any of the periods presented below.

The Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis as of October 1, 2016 and January 2, 2016, aggregated by the level in the fair value hierarchy within which those measurements fall, were as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Money market funds	$54,464	$—	$—	$54,464

Balance at October 1, 2016	$54,464	$—	$—	$54,464

Recurring fair value measurements:
Money market funds	$113,700	$—	$—	$113,700

Balance at January 2, 2016	$113,700	$—	$—	$113,700

Nonrecurring fair value measurements:
Contingent consideration payable for business acquisitions	$—	$—	$6,375	$6,375

Balance at October 1, 2016	$—	$—	$6,375	$6,375

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$2,600	$2,600

Balance at January 2, 2016	$—	$—	$2,600	$2,600

Recurring Fair Value Measurements

Money Market Funds

Money market funds include highly liquid investments with a maturity of three or fewer months. They are valued using quoted market prices in active markets and are classified under Level 1 within the fair value hierarchy.

Nonrecurring Fair Value Measurements

Assets Held for Sale

The Company records Assets held for sale at the lesser of the carrying amount or estimated fair value less cost to sell. Certain Assets held for sale were adjusted to equal their estimated fair value, less cost to sell, resulting in insignificant Tangible asset impairment charges in 2016 and 2015. Fair value was estimated by the Company based on information received from real estate brokers. The amounts included in the tables above, classified under Level 3 within the fair value hierarchy, represent the estimated fair values of those Assets held for sale that became the new carrying amounts at the time the impairments were recorded.

Contingent Consideration Payable for Business Acquisitions

Certain 2016 business acquisitions involve contingent consideration in the event certain operating results are achieved over a one-year period from the respective dates of such acquisitions. The amount included in the above table represents the estimated fair value of the contingent consideration.

Other Fair Value Measurements

The carrying value of cash, restricted cash, Accounts receivable, Bank checks outstanding, Accounts payable and accrued expenses approximate their fair values due to their short-term maturities. The carrying value of the self-funded industrial revenue bond asset and the corresponding long-term liability approximate their fair values. See Note 10, Debt, for a further description of the industrial revenue bond agreement.

The fair value of USF’s total debt approximated $3.9 billion and $4.8 billion, as compared to its aggregate carrying value of $3.8 billion and $4.7 billion as of October 1, 2016 and January 2, 2016, respectively. The October 1, 2016 and January 2, 2016 fair value of USF’s 5.875% unsecured Senior Notes due June 15, 2024, (the “2016 Senior Notes”) and Old Senior Notes, estimated at $0.6 billion and $1.4 billion, respectively, was classified under Level 2 of the fair value hierarchy, with fair value based upon the closing market price at the end of the reporting period. The fair value of the balance of USF’s debt is primarily classified under Level 3 of the fair value hierarchy, with fair value estimated based upon a combination of the cash outflows expected under these debt facilities, interest rates that are currently available to the Company for debt with similar terms, and estimates of USF’s overall credit risk. See Note 10, Debt for further description of USF’s debt.

10.	FAIR VALUE MEASUREMENTS

The Company follows the accounting standards for fair value, where fair value is a market-based measurement, not an entity-specific measurement. The Company’s fair value measurements are based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—observable inputs, such as quoted prices in active markets

•	Level 2—observable inputs other than those included in Level 1, such as quoted prices for similar assets and liabilities in active or inactive markets that are observable either directly or indirectly, or other inputs that are observable or can be corroborated by observable market data

•	Level 3—unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Any transfers of assets or liabilities between Level 1, Level 2, and Level 3 of the fair value hierarchy will be recognized as of the end of the reporting period in which the transfer occurs. There were no transfers between fair value levels in any of the periods presented below.

The Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis as of January 2, 2016 and December 27, 2014, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Money market funds	$113,700	$—	$—	$113,700

Balance at January 2, 2016	$113,700	$—	$—	$113,700

Recurring fair value measurements:
Money market funds	$231,600	$—	$—	$231,600

Balance at December 27, 2014	$231,600	$—	$—	$231,600

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$2,600	$2,600

Balance at January 2, 2016	$—	$—	$2,600	$2,600

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$4,800	$4,800

Balance at December 27, 2014	$—	$—	$4,800	$4,800

Recurring Fair Value Measurements

Money Market Funds

Money market funds include highly liquid investments with a maturity of three or fewer months. They are valued using quoted market prices in active markets and are classified under Level 1 within the fair value hierarchy.

Nonrecurring Fair Value Measurements

Assets Held for Sale

The Company records Assets held for sale at the lesser of the carrying amount or estimated fair value less cost to sell. Certain Assets held for sale were adjusted to equal their estimated fair value, less cost to sell, resulting in Tangible asset impairment charges of $1 million and $2 million during fiscal years 2015 and 2014, respectively. Management estimates fair value based on comparable sales transactions received from real estate brokers.

The amounts included in the tables above, classified under Level 3 within the fair value hierarchy, represent the estimated fair values of those Assets held for sale that became the new carrying amounts at the time the impairments were recorded.

Other Fair Value Measurements

The carrying value of cash, restricted cash, Accounts receivable, Bank checks outstanding, Accounts payable and accrued expenses approximate their fair values due to their short-term maturities. The carrying value of the self-funded industrial revenue bonds and the corresponding long-term liability approximate their fair values. See Note 11, Debt, for a further description of the industrial revenue bonds.

Excluding the above noted industrial bonds, the fair value of the Company’s total debt approximated $4.8 billion at January 2, 2016 and December 27, 2014, as compared to its aggregate carrying value of $4.7 billion at January 2, 2016 and December 27, 2014. At January 2, 2016 and December 27, 2014, the fair value, estimated at $1.4 billion, of the Senior Notes was classified under Level 2 of the fair value hierarchy, with fair valued based upon the closing market price at the end of the reporting period. The fair value of the balance of the Company’s debt is classified under Level 3 of the fair value hierarchy, with fair value estimated based upon a combination of the cash outflows expected under these debt facilities, interest rates that are currently available to the Company for debt with similar terms, and estimates of the Company’s overall credit risk. See Note 11, Debt for further description of the Company’s debt.